Contingent Consideration Receivable	12 Months Ended
Dec. 31, 2021
Contingent Consideration Receivable [Abstract]
Contingent Consideration Receivable
13.
Contingent consideration receivable

The contingent consideration receivable initially arose on the disposal of Paysafe Merchant Services Limited ("PMSL"), a previous subsidiary of Paysafe Group Limited. The disposal occurred on December 20, 2017, immediately prior to the acquisition of Paysafe Group Limited by the Company. Under the terms of the disposal agreement, if the buyer defaulted on payment and the Company issued a 90-day notice to pay, certain shares of PMSL could be held by the Company as security on the payment of the contingent consideration receivable (“Share Charge”). Prior to the closing of the Transaction, the possibility of the enactment of a Share Charge was considered remote and all amounts due in the period under the agreed terms of the disposal were settled by the buyer in full.

In connection with the Transaction, the contingent consideration receivable was transferred to PGHL as partial settlement of the shareholder term loan agreement with PGHL (see Note 22). The remaining contingent consideration receivable balance at December 31, 2021 is $2,842 and related to a contingent consideration receivable recorded upon the disposal of Paylater (See Note 15).

The following table summarized the movement in the contingent consideration receivable during the years ended December 31, 2021 and 2020.

Total
Balance at December 31, 2019	$164,029
Fair value gain on contingent consideration receivable (1)	9,831
Settlements	(27,158)
Foreign exchange	5,073
Balance at December 31, 2020	151,775
Fair value gain on contingent consideration receivable (1)	11,097
Related party transaction with PGHL	(159,302)
Settlements	(3,045)
Foreign exchange	2,317
Balance at December 31, 2021	$2,842
Current portion of contingent consideration receivable	$2,842
Non-current portion of contingent consideration receivable	$—

(1)
The gain recognized is due to the fair value measurement of the contingent consideration receivable and is recorded in Other (expense) / income, net (Note 20).

Pursuant to the disposal agreement, payments due are made directly to Topco. Topco is obliged to transfer such proceeds to the Company, but only to the extent that it receives such amounts from the buyer. During the years ended December 31, 2021 and 2020, Topco has received payments from the buyer of $0 and $27,158 (at transaction date foreign exchange rates), respectively. As of December 31, 2021 and 2020, the total outstanding balance due from Topco to the Company is $4,408 and $4,455 (at closing foreign exchange rates), respectively, and is included within “Related party receivables - current” in the Consolidated Statements of Financial Position.